Form N-1A Supplement	Nov. 30, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated June 18, 2025 to the Prospectus and Summary Prospectus, dated April 1, 2025, as may be revised or supplemented from time to time, for the following fund:
VAUGHAN NELSON SELECT FUND
(the “Fund”)
Effective July 1, 2025, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate from 0.70% to 0.66% and to reduce the sub‑advisory fee rate from 0.47% to 0.4425%.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees[1]	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.18%	0.18%	0.11%	0.18%[2]	0.18%
Total annual fund operating expenses	1.09%	1.84%	0.77%	1.09%	0.84%
Fee waiver and/or expense reimbursement[3,4]	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.09%	1.84%	0.77%	1.09%	0.84%
[1]
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2025, as if reduction had been in effect during the fiscal year ended November 30, 2024. The information has been restated to better reflect anticipated expenses of the Fund.

[2]	Other expenses for Class T shares are estimated for the current fiscal year.
[3]
Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.10%, 1.85%, 0.80%, 1.10% and 0.85% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[4]
Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through March 31, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$680	$902	$1,141	$1,827
Class C	$287	$579	$995	$1,962
Class N	$79	$246	$428	$954
Class T	$358	$588	$836	$1,545
Class Y	$86	$268	$466	$1,037

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$187	$579	$995	$1,962

Vaughan Nelson Select Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated June 18, 2025 to the Prospectus and Summary Prospectus, dated April 1, 2025, as may be revised or supplemented from time to time, for the following fund:
VAUGHAN NELSON SELECT FUND
(the “Fund”)
Effective July 1, 2025, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate from 0.70% to 0.66% and to reduce the sub‑advisory fee rate from 0.47% to 0.4425%.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees[1]	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.18%	0.18%	0.11%	0.18%[2]	0.18%
Total annual fund operating expenses	1.09%	1.84%	0.77%	1.09%	0.84%
Fee waiver and/or expense reimbursement[3,4]	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.09%	1.84%	0.77%	1.09%	0.84%
[1]
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2025, as if reduction had been in effect during the fiscal year ended November 30, 2024. The information has been restated to better reflect anticipated expenses of the Fund.

[2]	Other expenses for Class T shares are estimated for the current fiscal year.
[3]
Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.10%, 1.85%, 0.80%, 1.10% and 0.85% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[4]
Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through March 31, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$680	$902	$1,141	$1,827
Class C	$287	$579	$995	$1,962
Class N	$79	$246	$428	$954
Class T	$358	$588	$836	$1,545
Class Y	$86	$268	$466	$1,037

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$187	$579	$995	$1,962